Horizon Active Asset Allocation Fund
Schedule of Investments
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 87.9%		Shares	Value
Communication Services Select Sector SPDR Fund		476	$48,552
Consumer Discretionary Select Sector SPDR Fund		285	61,549
Energy Select Sector SPDR Fund		749	68,159
Goldman Sachs Equal Weight US Large Cap Equity ETF (a)		196,149	15,613,460
Health Care Select Sector SPDR Fund		274	40,807
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF (a)		1,861,956	92,390,257
Invesco KBW Bank ETF (a)		331,204	23,051,798
Invesco QQQ Trust Series 1		253	128,567
Invesco S&P 500 Equal Weight ETF		261,115	47,047,701
iShares Core MSCI Emerging Markets ETF		1,191,750	63,687,120
iShares Core MSCI International Developed Markets ETF (a)		1,057,051	72,735,679
iShares Core S&P Mid-Cap ETF		665	41,150
iShares Core S&P Small-Cap ETF		463,899	51,859,269
iShares MSCI EAFE ETF		510	41,606
iShares MSCI Japan ETF (a)		579,442	39,674,394
iShares MSCI USA Minimum Volatility ETF		1,264	119,537
iShares MSCI USA Quality Factor ETF		472	85,701
iShares MSCI USA Value Factor ETF		285,748	31,763,748
iShares U.S. Aerospace & Defense ETF (a)		291	45,044
JPMorgan BetaBuilders Europe ETF		682	42,052
SPDR Portfolio Emerging Markets ETF		817,967	31,786,198
SPDR Portfolio S&P 500 Growth ETF (a)(b)		1,761,024	154,248,092
SPDR Portfolio S&P 500 Value ETF (a)		1,188,993	62,826,390
SPDR S&P Regional Banking ETF (a)		935	58,035
Technology Select Sector SPDR Fund		362	81,642
VanEck Semiconductor ETF (c)		212	49,347
WisdomTree Japan Hedged Equity Fund		241	26,168
TOTAL EXCHANGE TRADED FUNDS (Cost $681,244,599)			687,622,022

COMMON STOCKS - 12.1%		Shares	Value
Consumer Discretionary Products - 0.1%
Tesla, Inc. (c)		2,360	691,433

Health Care - 0.4%
Danaher Corp.		4,139	859,918
Eli Lilly & Co.		1,114	1,025,582
Intuitive Surgical, Inc. (c)		2,088	1,196,737
			3,082,237

Industrial Products - 0.9%
AeroVironment, Inc. (c)		7,657	1,145,640
Amphenol Corp. - Class A		17,097	1,138,660
Eaton Corp. PLC		3,961	1,161,841
GE Vernova, Inc.		3,470	1,163,075
Powell Industries, Inc. (a)		5,864	995,179
Trane Technologies PLC		3,142	1,111,325
			6,715,720

Industrial Services - 0.1%
Quanta Services, Inc.		3,660	950,246

Media - 1.6%
Alphabet, Inc. - Class A		25,788	4,391,181
GoDaddy, Inc. - Class A (c)		5,563	998,558
Meta Platforms, Inc. - Class A		7,183	4,799,681
Netflix, Inc. (c)		1,301	1,275,708
Uber Technologies, Inc. (c)		18,965	1,441,530
			12,906,658

Retail & Wholesale - Discretionary - 1.0%
Alibaba Group Holding Ltd. - ADR		8,928	1,183,049
Amazon.com, Inc. (c)		30,668	6,510,203
			7,693,252

Software & Tech Services - 3.2%
Autodesk, Inc. (c)		3,611	990,172
Cadence Design Systems, Inc. (c)		4,084	1,023,042
Cognizant Technology Solutions Corp., - Class A		14,213	1,184,369
Crowdstrike Holdings, Inc. - Class A (c)		3,066	1,194,698
Fortinet, Inc. (c)		10,885	1,175,689
Intuit, Inc.		2,107	1,293,361
Microsoft Corp.		13,164	5,225,976
Oracle Corp.		14,431	2,396,412
Palantir Technologies, Inc. - Class A (c)		14,742	1,251,891
Palo Alto Networks, Inc. (c)		6,690	1,273,977
Paycom Software, Inc.		4,433	972,911
Qualys, Inc. (c)		6,527	858,039
Salesforce, Inc.		5,385	1,603,922
SAP SE - ADR (a)		3,322	913,550
ServiceNow, Inc. (c)		1,447	1,345,363
Synopsys, Inc. (c)		2,293	1,048,543
Workday, Inc. - Class A (c)		4,392	1,156,589
			24,908,504

Tech Hardware & Semiconductors - 4.6%
Advanced Micro Devices, Inc. (c)		12,595	1,257,737
Analog Devices, Inc.		5,721	1,316,173
Apple, Inc.		49,398	11,946,412
Applied Materials, Inc.		7,683	1,214,452
Arista Networks, Inc. (c)		12,265	1,141,258
ARM Holdings PLC - ADR (c)		5,756	758,008
Broadcom, Inc.		18,506	3,690,652
Dell Technologies, Inc. - Class C		11,871	1,219,864
Intel Corp.		58,097	1,378,642
KLA Corp.		1,660	1,176,674
Micron Technology, Inc.		14,237	1,333,010
NVIDIA Corp.		66,300	8,282,196
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		6,713	1,211,898
			35,926,976

Utilities - 0.2%
Constellation Energy Corp.		4,178	1,046,777
Vistra Corp.		7,048	942,036
			1,988,813
TOTAL COMMON STOCKS (Cost $92,527,392)			94,863,839

PURCHASED OPTIONS - 0.3%	Notional Amount	Contracts	Value
Call Options - 0.3%(c)(d)(e)			$–
Consumer Staples Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $84.00 (g)	$ 49,848,000	6,000	1,464,000
Financial Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $54.00	31,308,000	6,000	762,000
TOTAL PURCHASED OPTIONS (Cost $791,278)			2,226,000

SHORT-TERM INVESTMENTS - 10.5%		Shares	Value
Investments Purchased with Proceeds from Securities Lending - 10.4%
First American Government Obligations Fund - Class X, 4.23% (f)		81,295,641	81,295,641

Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.28% (f)		858,012	858,012
TOTAL SHORT-TERM INVESTMENTS (Cost $82,153,653)			82,153,653

TOTAL INVESTMENTS - 110.8% (Cost $856,716,922)			866,865,514
Liabilities in Excess of Other Assets - (10.8)%			(84,174,816)
TOTAL NET ASSETS - 100.0%			$782,690,698
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $79,893,935, which represented 10.2% of net assets.
(b)
All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $9,634,900, which is 1.23% of total net assets.

(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(g)	Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Active Asset Allocation Fund
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Call Options - (0.3)%
Consumer Staples Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $81.00 (a)(b)	$(49,848,000)	(6,000)	$(2,355,000)
TOTAL WRITTEN OPTIONS (Premiums received $591,624)			$(2,355,000)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Horizon Active Asset Allocation Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$687,622,022	$–	$–	$687,622,022
Common Stocks	94,863,839	–	–	94,863,839
Purchased Options	–	2,226,000	–	2,226,000
Investments Purchased with Proceeds from Securities Lending	81,295,641	–	–	81,295,641
Money Market Funds	858,012	–	–	858,012
Total Investments	$864,639,514	$2,226,000	$–	$866,865,514

Liabilities:
Investments:
Written Options	$–	$(2,355,000)	$–	$(2,355,000)
Total Investments	$–	$(2,355,000)	$–	$(2,355,000)

Refer to the Schedule of Investments for further disaggregation of investment categories.